Contingencies and Commitments - Lawsuits and legal proceedings (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Contingencies and Commitments
Provision for legal contingencies	$ 21,470	$ 21,630
Due within 1 year
Contingencies and Commitments
Provision for legal contingencies	21,269
2 years
Contingencies and Commitments
Provision for legal contingencies	$ 201